Basis of preparation and accounting policies - Distribution rights (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Assets subject to impairment estimates
Distribution rights	$ 3,986	$ 3,884	[1]	$ 4,015	[1]
Distribution rights
Assets subject to impairment estimates
Distribution rights	$ 3,709	$ 3,630		$ 3,782

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published